Accounts payable and accrued liabilities (Details) - Schedule of accounts payable and accrued liabilities - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of accounts payable and accrued liabilities [Abstract]
Trade payables	$ 2,191	$ 2,360
Trade and other payables due to related parties	61	112
Non-trade payables and accrued expenses	2,440	2,277
Accounts payable and accrued liabilities	$ 4,692	$ 4,749